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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03128

                 Morgan Stanley Dividend Growth Securities Inc.
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2007

Date of reporting period: November 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY DIVIDEND GROWTH SECURITIES INC.
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2006 (UNAUDITED)

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                        --------------
             COMMON STOCKS (95.9%)
             Aerospace & Defense (2.7%)
   684,000   Boeing Co.                                           $   60,554,520
   796,100   Northrop Grumman Corp.                                   53,282,973
                                                                  --------------
                                                                     113,837,493
                                                                  --------------
             Apparel/Footwear (1.6%)
   857,200   V.F. Corp.                                               67,195,908
                                                                  --------------
             Beverages: Alcoholic (1.5%)
   847,600   Diageo PLC (ADR) (United Kingdom)                        65,511,004
                                                                  --------------
             Beverages: Non-Alcoholic (2.6%)
 1,828,500   PepsiCo, Inc.                                           113,312,145
                                                                  --------------
             Biotechnology (1.3%)
   545,200   Amgen Inc.*                                              38,709,200
   237,100   Genzyme Corp.*                                           15,269,240
                                                                  --------------
                                                                      53,978,440
                                                                  --------------
             Chemicals: Agricultural (0.8%)
   736,400   Monsanto Co.                                             35,398,748
                                                                  --------------
             Computer Communications (2.1%)
 3,432,300   Cisco Systems, Inc.*                                     92,260,224
                                                                  --------------
             Computer Processing Hardware (1.6%)
   376,200   Apple Computer, Inc.*                                    34,490,016
 1,280,000   Dell Inc.*                                               34,867,200
                                                                  --------------
                                                                      69,357,216
                                                                  --------------
             Data Processing Services (2.5%)
 1,551,400   Automatic Data Processing, Inc.                          74,824,022
 1,452,700   Western Union Co.                                        33,121,560
                                                                  --------------
                                                                     107,945,582
                                                                  --------------
             Discount Stores (2.7%)
   176,100   Sears Holdings Corp.*                                    30,187,062
 1,492,300   Target Corp.                                             86,687,707
                                                                  --------------
                                                                     116,874,769
                                                                  --------------
             Drugstore Chains (0.5%)
   713,100   CVS Corp.                                                20,515,887
                                                                  --------------
             Electric Utilities (1.6%)
   948,900   Exelon Corp.                                             57,626,697
   181,800   TXU Corp.                                                10,433,502
                                                                  --------------
                                                                      68,060,199
                                                                  --------------
             Finance/Rental/Leasing (0.5%)

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
   444,300   SLM Corp.                                                20,366,712
                                                                  --------------
             Financial Conglomerates (11.8%)
 1,706,200   American Express Co.                                    100,188,064
 2,700,000   Citigroup, Inc.                                         133,893,000
 2,396,300   JPMorgan Chase & Co.                                    110,900,764
 1,186,600   Prudential Financial, Inc.                               96,684,168
 1,057,000   UBS AG (Switzerland)                                     63,652,540
                                                                  --------------
                                                                     505,318,536
                                                                  --------------
             Financial Publishing/Services (2.0%)
 1,264,700   McGraw-Hill Companies, Inc. (The)                        84,292,255
                                                                  --------------
             Gas Distributors (0.0%)
     9,104   Dynegy, Inc. (Class A)*                                      61,816
                                                                  --------------
             Home Improvement Chains (1.0%)
 1,458,200   Lowe's Companies, Inc.                                   43,979,312
                                                                  --------------
             Hotels/Resorts/Cruiselines (1.6%)
 1,044,800   Starwood Hotels & Resorts Worldwide, Inc.                67,044,816
                                                                  --------------
             Household/Personal Care (2.8%)
 1,918,200   Procter & Gamble Co. (The)                              120,443,778
                                                                  --------------
             Industrial Conglomerates (7.3%)
   629,700   3M Co.                                                   51,295,362
 2,989,600   General Electric Co.                                    105,473,088
 2,458,030   United Technologies Corp.                               158,616,676
                                                                  --------------
                                                                     315,385,126
                                                                  --------------
             Information Technology Services (1.0%)
 1,315,500   Accenture Ltd. (Class A) (Bermuda)                       44,332,350
                                                                  --------------
             Integrated Oil (3.0%)
 1,659,500   Exxon Mobil Corp.                                       127,466,195
                                                                  --------------
             Internet Software/Services (2.4%)
    88,200   Google, Inc. (Class A)*                                  42,769,944
 2,171,400   Yahoo!, Inc.*                                            58,606,086
                                                                  --------------
                                                                     101,376,030
                                                                  --------------
             Investment Banks/Brokers (3.3%)
   324,800   Goldman Sachs Group, Inc. (The)                          63,271,040
   876,700   Merrill Lynch & Co., Inc.                                76,649,881
                                                                  --------------
                                                                     139,920,921
                                                                  --------------
             Investment Managers (2.1%)
   172,600   Franklin Resources, Inc.                                 18,423,324
 1,781,500   Mellon Financial Corp.                                   71,669,745
                                                                  --------------
                                                                      90,093,069
                                                                  --------------
             Life/Health Insurance (1.3%)
   336,700   Lincoln National Corp.                                   21,410,753
   553,200   MetLife, Inc.                                            32,489,436
                                                                  --------------
                                                                      53,900,189
                                                                  --------------
             Major Telecommunications (1.1%)

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
   859,200   ALLTEL Corp.                                             48,751,008
                                                                  --------------
             Managed Health Care (0.6%)
   567,900   UnitedHealth Group Inc.                                  27,872,532
                                                                  --------------
             Media Conglomerates (2.4%)
 5,204,100   Time Warner, Inc.                                       104,810,574
                                                                  --------------
             Medical Specialties (2.1%)
   235,900   Alcon, Inc. (Switzerland)                                25,859,358
 1,422,300   Thermo Fisher Scientific Inc.*                           62,339,409
                                                                  --------------
                                                                      88,198,767
                                                                  --------------
             Multi-Line Insurance (3.1%)
 1,893,400   American International Group, Inc.                      133,143,888
                                                                  --------------
             Office Equipment/Supplies (1.3%)
 1,245,300   Pitney Bowes, Inc.                                       57,395,877
                                                                  --------------
             Oil & Gas Production (2.5%)
   663,400   Devon Energy Corp.                                       48,673,658
 1,155,533   XTO Energy Inc.                                          58,469,970
                                                                  --------------
                                                                     107,143,628
                                                                  --------------
             Oilfield Services/Equipment (3.7%)
   448,500   Cameron International Corp.*                             24,362,520
 1,329,400   Schlumberger Ltd. (Netherlands Antilles)                 91,037,312
 1,011,800   Weatherford International Ltd. (Bermuda)*                45,439,938
                                                                  --------------
                                                                     160,839,770
                                                                  --------------
             Other Consumer Services (0.9%)
 1,135,600   eBay Inc.*                                               36,736,660
                                                                  --------------
             Other Metals/Minerals (0.5%)
   181,900   Phelps Dodge Corp.                                       22,373,700
                                                                  --------------
             Packaged Software (3.9%)
   618,000   Adobe Systems, Inc.*                                     24,800,340
 3,738,700   Microsoft Corp.                                         109,656,071
 1,801,900   Oracle Corp.*                                            34,290,157
                                                                  --------------
                                                                     168,746,568
                                                                  --------------
             Pharmaceuticals: Major (5.9%)
   872,400   Johnson & Johnson                                        57,499,884
 3,182,000   Pfizer, Inc.                                             87,473,180
 2,242,700   Wyeth                                                   108,277,556
                                                                  --------------
                                                                     253,250,620
                                                                  --------------
             Property - Casualty Insurers (1.2%)
   739,100   XL Capital Ltd. (Class A) (Cayman Islands)               52,564,792
                                                                  --------------
             Semiconductors (1.9%)
 3,787,700   Intel Corp.                                              80,867,395
                                                                  --------------
             Specialty Stores (0.5%)
   908,200   Staples, Inc.                                            23,131,854
                                                                  --------------

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
             Tobacco (2.7%)
 1,383,200   Altria Group, Inc.                                      116,479,272
                                                                  --------------
             TOTAL COMMON STOCKS
                (Cost $2,625,382,314)                              4,120,535,625
                                                                  --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
 ---------
             SHORT-TERM INVESTMENT (3.3%)
             Repurchase Agreement
$  142,445   Joint repurchase agreement account 5.29%
                due 12/01/06 (dated 11/30/06; proceeds
                $142,465,951) (a) (Cost $142,445,000)                142,445,000
                                                                  --------------
             TOTAL INVESTMENTS
                (Cost $2,767,827,314) (b)                  99.2%   4,262,980,625
             OTHER ASSETS IN EXCESS OF LIABILITIES          0.8       34,018,967
                                                          -----   --------------
             NET ASSETS                                   100.0%  $4,296,999,592
                                                          =====   ==============

----------
ADR  American Depositary Receipt.

*    Non-income producing security.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,500,896,752 and the aggregate gross unrealized depreciation is $5,743,441, resulting in net unrealized appreciation of $1,495,153,311.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Dividend Growth Securities Inc.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
January 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
January 18, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
January 18, 2007


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